Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Selling and Marketing Expenses [Abstract]
Marketing and branding expenses	$ 10,786,515	$ 7,940,319
Advertising expenses	1,087,593	1,134,752
Total	$ 11,874,108	$ 9,075,071